Financial Information of VIE and VIE's Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 55,783				$ 71,919
Prepayment and other current assets	4,637				4,087
Total current assets	76,116				84,685
Total assets	114,737				105,994
Total current liabilities	44,845				40,797
Total liabilities	45,620				41,474
Total equity	69,117		50,827		64,520
Revenues	18,691		13,003
Net income	3,423		1,476
Net cash provided by operating activities	8,080		5,277
Net cash used in investing activities	(25,262)		(1,254)
Effects of exchange rate changes	665		324
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	37,027				39,706
Prepayment and other current assets	4,356				3,839
Total current assets	60,036				54,575
Total assets	78,134				72,515
Deferred revenue	19,062				17,120
Total current liabilities	41,493				38,442
Total liabilities	41,493				38,442
Total equity	36,641				34,073
Revenues	18,570		12,984
Net income	6,397	[1]	3,206	[1]
Net cash provided by operating activities	5,449		3,003
Net cash used in investing activities	(8,594)		(1,208)
Effects of exchange rate changes	$ 416		$ 139

[1]	This is net income before service fees charged by Champion Technology and Champion Education Technology.